Employee Benefits - Expenses Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 195,850	₩ 210,682	₩ 187,768
Net interest cost	2,391	10,280	11,265
Expenses related to defined benefit plans	198,241	220,962	199,033
Expenses related to defined benefit plans	198,241	220,962	199,033
Cost of Sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	158,418	177,652	159,348
Expenses related to defined benefit plans	158,418	177,652	159,348
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	11,114	12,513	11,567
Expenses related to defined benefit plans	11,114	12,513	11,567
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	16,287	16,486	14,809
Expenses related to defined benefit plans	16,287	16,486	14,809
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans	12,422	14,311	13,309
Expenses related to defined benefit plans	₩ 12,422	₩ 14,311	₩ 13,309